Capital reorganization (the "SPAC Merger") - Purchase consideration narratives (Details) $ in Thousands		6 Months Ended
	Sep. 18, 2023 USD ($)	Dec. 31, 2023 USD ($) tranche shares
Capital reorganization (the "SPAC Merger")
Share based listing expenses		$ 106,017
Ordinary Shares issued | shares		5,655,000
Ordinary Shares as Incremental Funding Commitment Fee | shares		350,000
Accelerated Earnback Share
Capital reorganization (the "SPAC Merger")
Share based listing expenses		$ 1,500
Ordinary Shares issued | shares		350,000
Ordinary Shares as Incremental Funding Commitment Fee | shares		1,500,000
Guggenheim Securities
Capital reorganization (the "SPAC Merger")
Shares issued for services | shares		171,569
Share based listing expenses		$ 300
NETC Sponsors
Capital reorganization (the "SPAC Merger")
Number of tranches for issuance of ordinary shares | tranche		3
Legacy vast share holders
Capital reorganization (the "SPAC Merger")
Share based listing expenses		$ 1,500
Number of tranches for issuance of ordinary shares	1,300
Canberra Airport Group
Capital reorganization (the "SPAC Merger")
Committed to invest amount in equity financing by related party		7,000
Canberra Airport Group | NETC Sponsors
Capital reorganization (the "SPAC Merger")
Committed to invest amount in equity financing by related party		$ 7,000
NETC
Capital reorganization (the "SPAC Merger")
Founder share exchanged into ordinary shares | shares		3,000,000.0
Share based listing expenses		$ 106,000
NETC | Legacy vast share holders
Capital reorganization (the "SPAC Merger")
Share based listing expenses		$ 2,400